Airport taxes and fees	12 Months Ended
Dec. 31, 2023
Airport taxes and fees abstract [Abstract]
Airport taxes and fees	AIRPORT TAXES AND FEES
24.1Accounting policies
The amounts payable in airport taxes and fees are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange variations.
24.2Breakdown of airport taxes and fees

	December,
Description	2023	2022

Airport fees	1,490,514	1,087,232
Boarding tax	248,689	213,093
Others	20,880	34,444

	1,760,083	1,334,769

Current	588,404	831,897
Non-current	1,171,679	502,872